Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	COMMTOUCH SOFTWARE LTD
Entity Central Index Key	0001084577
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	25,826,234

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 5,137	$ 20,868
Trade receivables, net	5,996	2,838
Deferred income taxes	2,239	1,996
Prepaid expenses and other accounts receivable	1,503	463
Total current assets	14,875	26,165
LONG-TERM ASSETS:
Investment in affiliates	1,403	1,227
Deferred income taxes	3,348	2,889
Intangible assets, net	14,568	3,505
Goodwill	22,518	3,792
Severance pay fund	756	1,031
Lease deposits	57	40
Property and equipment, net	1,608	885
Total long-term assets	44,258	13,369
Total assets	59,133	39,534
CURRENT LIABILITIES:
Accounts payable	958	551
Employees and payroll accruals	2,280	1,215
Accrued expenses and other liabilities	1,587	628
Earn-out consideration	4,048	3,372
Deferred revenues	4,535	3,058
Total current liabilities	13,408	8,824
LONG-TERM LIABILITIES:
Long-term deferred revenues	492	694
Earn-out consideration	6,409
Deferred tax liability	3,187
Accrued severance pay	915	1,192
Total long-term liabilities	11,003	1,886
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value NIS 0.15 par value-Authorized: 55,353,340 shares as of December 31, 2011 and 2012; Issued: 27,287,909 and 27,915,392 shares as of December 31, 2011 and 2012, respectively; Outstanding: 24,093,617 and 25,826,234 shares as of December 31, 2011 and 2012, respectively	986	960
Additional paid-in capital	190,436	188,463
Treasury shares 3,194,292 Ordinary shares as of December 31, 2011 and 2,089,158 ordinary shared as of December 31, 2012	(6,653)	(8,692)
Accumulated other comprehensive income	469	23
Accumulated deficit	(150,516)	(151,930)
Total shareholders' equity	34,722	28,824
Total liabilities and shareholders' equity	$ 59,133	$ 39,534

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.15	0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	27,915,392	27,287,909
Ordinary shares, shares outstanding	25,826,234	24,093,617
Treasury stock, shares	2,089,158	3,194,292

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Income [Abstract]
Revenues	$ 23,910	$ 23,016	$ 18,161
Cost of revenues	4,350	4,091	2,918
Gross profit	19,560	18,925	15,243
Operating expenses:
Research and development, net	6,281	5,410	3,397
Sales and marketing	5,860	5,486	4,575
General and administrative	6,639	4,721	3,911
Total operating expenses	18,780	15,617	11,883
Operating income	780	3,308	3,360
Financial income (expenses), net	80	(27)	(55)
Income before taxes	860	3,281	3,305
Tax benefit	625	1,317	1,098
Net income	$ 1,485	$ 4,598	$ 4,403
Basic net earnings per share	$ 0.06	$ 0.19	$ 0.19
Diluted net earnings per share	$ 0.06	$ 0.19	$ 0.18
Weighted average number of shares used in computing basic net earnings per share	24,610,267	23,620,171	23,575,354
Weighted average numbers of shares used in computing diluted net earnings per share	25,140,439	24,654,458	24,873,778

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,485	$ 4,598	$ 4,403
Other comprehensive income:
Foreign currency translation adjustments	446
Other comprehensive income	446
Total comprehensive income	$ 1,931	$ 4,598	$ 4,403

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]		Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 926	$ 183,731	$ (4,872)	$ 23	[1]	$ (160,931)	$ 18,877
Balance, shares at Dec. 31, 2009	23,958,761
Purchase of treasury shares, value			(3,820)				(3,820)
Purchase of treasury shares, shares	(1,030,466)
Issuance of shares upon exercise of options and warrants	12	785					797
Issuance of shares upon exercise of options and warrants, shares	577,418
Stock-based compensation related to employees		1,465					1,465
Stock-based compensation related to options granted to non- employees		31					31
Net income						4,403	4,403
Balance at Dec. 31, 2010	938	186,012	(8,692)	23	[1]	(156,528)	21,753
Balance, shares at Dec. 31, 2010	23,505,713
Issuance of shares upon exercise of options and warrants	22	1,238					1,260
Issuance of shares upon exercise of options and warrants, shares	587,904
Stock-based compensation related to employees		1,213					1,213
Net income						4,598	4,598
Balance at Dec. 31, 2011	960	188,463	(8,692)	23	[1]	(151,930)	28,824
Balance, shares at Dec. 31, 2011	24,093,617						24,093,617
Purchase of treasury shares, value			(1,720)				(1,720)
Purchase of treasury shares, shares	(600,337)
Issuance of shares upon exercise of options and warrants	26	686					712
Issuance of shares upon exercise of options and warrants, shares	627,483
Issuance of treasury shares upon acquisitions, value		104	3,406				3,510
Issuance of treasury shares upon acquisitions, shares	1,556,750
Issuance of treasury shares upon exercise of options, value		(104)	353			(71)	178
Issuance of treasury shares upon exercise of options, shares	148,721
Stock-based compensation related to employees		1,276					1,276
Other comprehensive income				446	[1]		446
Stock-based compensation related to options granted to non- employees		11					11
Net income						1,485	1,485
Balance at Dec. 31, 2012	$ 986	$ 190,436	$ (6,653)	$ 469	[1]	$ (150,516)	$ 34,722
Balance, shares at Dec. 31, 2012	25,826,234						25,826,234

[1]	Relates to foreign currency translation adjustments

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,485	$ 4,598	$ 4,403
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	560	545	520
Compensation related to options granted to employees and non-employees	1,287	1,213	1,496
Amortization and impairment of intangible assets	589	1,005	158
Increase in deferred income taxes	(806)	(1,385)	(1,096)
Capital gain from sale of equipment			(9)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(2,194)	130	(1,036)
Decrease (increase) in prepaid expenses and other accounts receivable	(541)	(79)	287
Increase in accounts payable	300	17	138
Increase in employees and payroll accruals, accrued expenses and other liabilities	(861)	981	163
Decrease in deferred revenues	(164)	(390)	(697)
Increase (decrease) in accrued severance pay, net	(2)	66	(10)
Net cash provided by (used in) operating activities	(347)	6,701	4,317
Cash flows from investing activities:
Decrease (Increase) in long-term lease deposits	(17)	1	22
Payment for business acquisitions, net of cash acquired	(10,243)		(4,600)
Investment in affiliate	(176)
Proceeds from sale of equipment			9
Purchase of property and equipment	(805)	(526)	(568)
Net cash used in investing activities	(11,241)	(525)	(5,137)
Cash flows from financing activities:
Purchase of treasury shares at cost	(1,720)		(3,820)
Contingent payment of acquisition	(3,400)
Proceeds from options and warrants exercised	890	1,260	797
Net cash provided by (used in) financing activities	(4,230)	1,260	(3,023)
Increase (decrease) in cash and cash equivalents	(15,818)	7,436	(3,843)
Effect of exchange rate changes on cash	87
Cash and cash equivalents at the beginning of the year	20,868	13,432	17,275
Cash and cash equivalents at the end of the year	5,137	20,868	13,432
Cash paid during the period for:
Taxes paid	148	67
Non-cash transactions:
Purchase of property and equipment - trade payables	$ (48)	$ (16)	$ (55)

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:	GENERAL

a.

Commtouch Software Ltd. ("Commtouch" or the Company") was incorporated under the laws of Israel in 1991. The Company and its subsidiaries develop and provide internet security solutions to OEM partners and enterprises. The Company's business is to develop and sell, through a variety of third party distribution channels, these solutions to various customers. The Company's messaging solutions are comprised of anti-spam, Zero-Hour Virus Outbreak Detection and GlobalView Mail Reputation solutions, its Web security solution is known as GlobalView URL filtering, and its antivirus solution is known as Command Antivirus. The Company operates in one reportable segment.

b.

The Company expects that it will continue to be dependent upon third-party distribution channels for a significant portion of its revenues, which are expected to be derived from sales of the Company's anti-spam, Zero-Hour, anti-virus, IP reputation, URL filtering solutions and Command Antivirus.

c.

On October 1, 2012, the Company completed the acquisition of the antivirus business of Frisk Software, an Incorporated Icelandic private limited company, or "Frisk". The acquisition accelerated Commtouch's antivirus roadmap and enabled the Company to more quickly provide the most advanced antivirus technology utilizing the combined resources of both organizations. It also helps support the launch of private label antivirus solution for the OEM and service provider markets while also enhancing the company's Saas Capabilities.

The purchase price amounted to $4,915 out of which $2,200 was paid in cash at the closing date, $1,678 was paid by issuance of 750,000 ordinary shares. An additional contingent consideration in an estimated fair value of $1,037 will be paid based on future revenues.

The earn out payment will be based on revenues for each of the years ended December 31, 2012 December 31, 2013 and December 31, 2014 and in respect of the First quarter of 2015.

The total purchase price was allocated to the net tangible and identifiable intangible assets on their estimated fair values at the acquisition date as set forth below. The value of goodwill is attributed to operational synergies between Commtouch and Frisk and to the strengthening of the Company's position in the market.

The excess of the purchase price over the net tangible and identifiable intangible assets was to goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$202
Trade receivables	36
Other receivables and prepaid expenses	287
Property and equipment	64
Other intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340
Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 8%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Trademark	$984	10
Intellectual Property	1,266	6.7

Total intangible assets	$2,250

d.	Acquisition of Eleven GMBH:

On November 16, 2012 the Company completed the acquisition of Eleven GMBH, Germany based company, or "Eleven".

Eleven is well known throughout Germany as the leading provider of mail - based security as a service (SecaaS) solutions.

The acquisition of eleven enables Commtouch to accelerate delivery of private label cloud - based security solutions specifically designed for OEM and service provider markets. In addition, Commtouch's global reach should accelerate sales and adoption of this leading security technology developed by eleven.

The purchase price amounted to $22,293 out of which, $11,543 was paid in cash at the closing date.

$1,832 was paid by issuance of 806,750 ordinary shares. An additional contingent consideration in an estimated fair value of $8,918 will be paid based on the business revenues from 2012 to 2015.

The total purchase price was allocated to the company's business net tangible and identifiable assets based on their estimated fair values at the acquisition date as set forth below. The value of goodwill is attributed to synergies between Commtouch and Eleven's services and the strength of the Company's position in the market.

The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$3,297
Trade receivables	846
Other receivables and prepaid expenses	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

The Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 10%, except for customer relations which is amortized on an accelerated basis.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Trademark	671	10
Customer relations	3,037	Accelerated method
Technology	4,611	10
In Process R&D *	781	(*)

Total intangible assets	$9,100

(*)	The In Process R&D will be amortized when the development will be completed.

Unaudited pro forma condensed results of income:

The following represents the unaudited pro forma condensed results of income for the years ended December 31, 2012 and 2011, assuming that the acquisition occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisition been consummated on those dates, nor does it purport to represent the results of income for future periods.

	Year ended December 31,
	2011	2012
	Unaudited	Unaudited
Revenues	$31,748	$31,203

Net income	$4,102	$1,048

Basic net earnings per share	$0.17	$0.04

Diluted net earnings per share	$0.16	$0.04

f.	Acquisitions in previous years:

In 2010, the Company completed the acquisition of the assets of the Antivirus business of Authentium Inc. (subsequently known as SafeCentral Inc.). Total fair value of purchase consideration for the acquisitions was $7,431, which includes cash paid and estimated fair value of earn-out payment. In connection with this acquisition, the Company recorded intangibles and goodwill in the amounts of $4,663 and $3,792, respectively. In 2012, the Company paid an additional amount of $3,400 based on the Antivirus business's 2011 revenues.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a. Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b. Financial statements in U. S. dollars:

The currency of the primary economic environment in which the operations of Commtouch and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Commtouch and certain subsidiaries.

Commtouch and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c. Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

d. Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.

e. Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2012, the Company maintained a balance of $122 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks. Restricted cash is presented within the prepaid expenses and other accounts receivable balance.

f. Investment in affiliates:

The Company's investments in affiliated companies comprises of investments in which the Company owns less than 20% and in which the Company cannot exercise significant influence over the affiliates' operating and financial policies are stated at cost.

The Company's investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable. As of December 31, 2012 and 2011, the Company's investments are accounted for on a cost basis and no impairment losses have been identified.

g. Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7- 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

Impairment of long-lived assets:

The Company and its subsidiaries long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded in 2010 through 2012.

h. Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions made in 2010 and in 2012. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test at December 31, of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value determined using market capitalization. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

i. Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 8 to 15 years. Acquired customer contracts and relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer contracts and relationships arrangements as compared to the straight-line method. Technology & IP and Trademark are amortized over their estimated useful lives on a straight-line basis.

The IP R&D will be amortized to cost of goods sold when the acquired technology development will be completed.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

During 2012 and 2010, no impairment losses have been identified. In 2011, impairment losses of $502 were recorded in respect of covenants not to compete.

j. Fair value measurements:

Concurrently with the adoption of ASC 820, the Company adopted ASC Topic 825, "Financial Instruments," ("ASC 825") which permits entities to elect, at specified election dates, to measure eligible financial instruments at fair value. As of December 31, 2011 and 2012, the Company did not elect the fair value option under ASC 825 for any financial assets and liabilities that were not previously measured at fair value.

The carrying amounts of cash and cash equivalents, trade receivables, prepaid expenses, other accounts receivable and accounts payable, approximate their fair values due to the short-term maturities of financial instruments.

k. Revenue recognition:

The Company derives its revenues from the delivery of services of real-time Inbound Anti-Spam, Outbound Spam Protection for service providers, Zero-Hour Virus Outbreak Detection, GlobalView Mail Reputation, Command Antivirus, GlobalView URL Filtering and recently from Email Security SaaS (which is comprised of inbound and outbound anti-spam, plus antivirus) and Email Security On-Premise.

Revenue is recognized when there is a persuasive evidence of an arrangement, the service has been rendered, the collection of the fee is probably and the amount of fees to be paid by the customer is fixed or determinable.

Revenues from such services are recognized ratably over the contractual service term, which generally includes a term period of one to three years.

Deferred revenues include unearned amounts received from customers, but not yet recognized as revenues.

l. Research and development costs:

Research and development costs are charged to statements of income as incurred.

ASC 985-20, "Costs of Software to be Sold, Leased or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs have been expensed.

m. Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. Research and development grants from the Government of Israel amounted to $ 257, $ 131 and $ 774 in 2012, 2011 and 2010, respectively. See Note 5a.

n. Concentrations of credit risk:

The Company and its subsidiaries have no significant off-balance-sheet concentration of credit risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade receivables and cash and cash equivalents. The majority of the Company's cash and cash equivalents are invested in dollars and are deposited in major banks in the United States, Germany, Iceland and Israel. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The trade receivables of the Company are derived from transactions with companies located primarily in North America, Europe, Israel and Asia. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. The provision for doubtful accounts amounted to $32 and $ 462 at December 31, 2011 and 2012 respectively. Bad debt expense for each of the years ended December 31, 2010, 2011 and 2012 was $ 77, $ 7 and $ 456, respectively.

o. Accounting for stock-based compensation:

ASC 718 - "Compensation-stock Compensation"- ("ASC 718") requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expense for the value of its awards on a straight line basis over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718, and ASC 505-50, "Equity Based Payments to Non Employees" ("ASC 505-50"), with respect to options issued to non-employees.

The fair value for options granted in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

		Year ended
		December 31,
Employee stock options	2010	2011	2012

Volatility	71%-73%	68%-70%	38%-51%
Risk-free interest rate	1.1%-1.6%	0.6%-2.1%	0.5%-0.9%
Dividend yield	0%	0%	0%
Expected term (years)	3.7-4.6	3.6-4.8	3.8-4.9

p. Basic and diluted net earnings per share:

Basic and diluted net earnings per share are presented in accordance with ASC 260, "Earnings per Share", for all periods presented.

Basic net earnings per share have been computed using the weighted-average number of Ordinary shares outstanding during the year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus the weighted average number of dilutive potential Ordinary shares considered outstanding during the year.

In 2010, 2011 and 2012, the difference between the denominator of basic and diluted net earnings per share is due to the effect of dilutive securities for stock options and warrants. In 2010, 2011 and 2012 1,211,247, 1,034,288 and 530,172, respectively, weighted average number of shares related to options and warrants outstanding were excluded from calculation of the diluted earnings per share since they would have an anti-dilutive effect.

q. Severance pay:

The Company's liability for severance pay in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided by monthly deposits with severance pay funds and insurance policies, and by an accrual. The value of those funds and policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Severance expense (income) for the years ended December 31, 2010, 2011 and 2012 was approximately $ (10), $ 66 and $ (2), respectively.

r. Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as Treasury shares. The Company presents the cost to repurchase Treasury shares as a reduction in shareholders' equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon issuance of shares upon acquisitions. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

s. Income taxes:

The Company accounts for income taxes in accordance with ASC740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. No liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

t. Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses from functional currency translation adjustments on behalf of subsidiaries whose functional currency has been determined to be their local currency.

u. Recently issued accounting pronouncements:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 3:	PROPERTY AND EQUIPMENT, NET

	December 31
	2011	2012

Cost:
Computers and peripheral equipment	$4,717	$5,848
Office furniture and equipment	640	848
Motor vehicles	45	10
Leasehold improvements	1,195	1,225

	6,597	7,931

Less accumulated depreciation	(5,712)	(6,323)

Property and Equipment, net	$885	$1,608

Depreciation expense amounted to approximately $520, $545 and $560 in 2010, 2011 and 2012, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Intangible Assets, Net

NOTE 4:-	INTANGIBLE ASSETS, NET

	a.	Definite-lived other intangible assets:

	December 31,
	2011	2012
Original amounts:
Customer contracts and relationships	$2,476	$5,614
Technology	1,546	7,576
Covenants not-to-compete	646	-
Trademarks	-	1,677
In Process R&D	-	807

	4,668	15,674
Accumulated amortization:
Customer contracts and relationships	260	542
Technology	257	531
Covenants not-to-compete	(*)646	-
Trademarks	-	33
In Process R&D	-	-

	1,163	1,106

Other intangible assets, net	$3,505	$14,568

(*)	Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.

b.	Amortization expense amounted to $ 158, $ 503 and $ 589 for 2010, 2011 and 2012, respectively

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Goodwill
NOTE 5:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012
Balance at the beginning of the year	$3,792	$3,792

Acquisitions	-	18,232
Functional currency translation adjustments	-	494

Balance at the year end	$3,792	$22,518

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies
NOTE 6:	COMMITMENTS AND CONTINGENCIES

a.

Commtouch Software Ltd., which was incorporated in Israel, partially financed its research and development expenditures under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In connection with its research and development, the Company received $1,354 of participation payments from the OCS. In return for the OCS's participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed product, up to 100% of the amount of grants received (100% plus interest at LIBOR). The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received or accrued, net of royalties paid or accrued, totaled approximately $1,210 as of December 31, 2012. For the years ended December 31, 2012, 2011 and 2010, the amounts of $58, $61 and $17, respectively, were recorded as cost of revenues with respect to royalties due to the OCS.

	b.	Operating leases:

The Company leases its facility in Israel under an operating lease agreement expiring on April 30, 2018. The subsidiaries in Iceland and Germany lease their facilities in Iceland and in Germany under operating lease agreements expiring on September 30, 2016 and December 31, 2015, respectively.

The US subsidiary leases its facilities in California, Florida and Washington D.C under operating lease agreements expiring on April 16, 2016, August 31, 2013 and February 28, 2015, respectively

Facilities rent expense for 2010, 2011 and 2012 was approximately $352, $410 and $531, respectively.

Annual minimum future lease payments due under the above agreements (and motor vehicle leases, which expire in 2013), at the exchange rate in effect on December 31, 2012, are approximately as follows:

2013	$1,033
2014	952
2015	835
2016	461
2017	330
2018	110

$3,721

c.

(1) During late 2010, one of the Company's customers, among others, was named as a defendant in a patent infringement claim in a United States District Court involving four distinct patents. In September 2011, the Company received an indemnification notification from the customer indicating that one or two of those patents may relate to Commtouch technology, and the customer was reserving its rights. During early 2013, the Company learned that its customer is negotiating a settlement of the matter, and the Company has been asked to contribute a portion towards the settlement. It is too early in the negotiations process to anticipate the outcome of the settlement negotiations and the Company possible contribution towards any final settlement.

(2) In December 2012, the U.S. subsidiary of the Company filed a lawsuit in the Superior Court of the State of California against one of its customers. The lawsuit includes a claim for breach of contract. In mid-April 2013, the customer filed its formal answer and a cross-complaint to the Company's complaint. The Company's lawsuit alleges damages in excess of $7,000, while the customer's cross-complaint does not set forth a fixed amount that it is seeking. It is expected that the discovery phase of the litigation will commence in the near future.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 7:	SHAREHOLDERS' EQUITY

	a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

	b.	Employee stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase Ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase Ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the "Amended and Restated Israeli Share Option Plan"). As of December 31, 2011, an aggregate of 1,544,033 Ordinary shares of the Company are still available for future grant to employees and directors.

Options granted under such plans and agreements through September 2005, generally expire after ten years from the date of grant and options granted after September 2005 generally expire six-years from the date of grant. Options cease vesting upon termination of the optionee's employment or other relationship with the Company. The options generally vest over a period of four years. The exercise price of the options granted under the individual agreements may not be less than the nominal value of the shares into which such options are exercisable. Any options that are canceled or not exercised within the option term become available for future grant.

A summary of the Company's employees share option activity under the plans is as follows:

	Number of options	Weighted average exercise price	Aggregate intrinsic value
	2012	2012	2012

Outstanding at the beginning of the year	4,032,681	$3.06	$2,554
Granted	1,716,552	2.65
Exercised	(738,995)	1.05
Expired and forfeited	(1,018,770)	3.92

Outstanding at the end of the year	3,991,468	$3.03	$1,525

Options vested and expected to vest at the end of the year	3,800,579	$3.03	$1,462

Exercisable options at the end of the year	1,401,584	$3.28	$727

Weighted average fair value of options granted during the year		$2.88

The aggregate intrinsic value of the Company's options is the difference between (i) the Company's closing share price on the last trading day of the fiscal year 2012 and (ii) the exercise price, times the number of options.

As of December 31, 2012, the Company had approximately $3,174 of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a period of 4.25 years.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average price per share	Options exercisable	Weighted average exercise price per share of exercisable options

$0.93-$1.89	283,784	1.93	$1.33	283,784	$1.33
$1.93-$2.44	778,219	5.22	2.35	148,125	1.98
$2.46-$2.92	956,500	4.74	2.64	162,500	2.74
$3.12-$3.14	36,948	4.38	3.17	29,325	3.17
$3.16-$3.18	248,000	5.13	3.16	-	-
$3.21-$3.28	555,000	4.81	3.21	161,858	3.21
$3.41-$3.69	583,000	4.72	3.44	173,517	3.46
$3.75-$4.35	319,337	3.2	3.9	211,795	3.91
$4.69-$6.6	230,680	0.87	6.25	230,680	6.25

	3,991,468	4.31	$3.03	1,401,584	$3.28

d.	Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. The original allotment of ordinary shares to this plan was 1,263,333. On December 15, 2006, the Company combined the remaining pool of options in the employee stock option plans reserve with the amount of options remaining in the Directors Stock Option Plan reserve.

Since the annual meeting of shareholders in 2003, new directors joining the Board are entitled to a grant of 50,000 options. Directors who are re-elected at the annual meeting of shareholders are entitled to additional grants of 16,667 options, though at the annual meeting held October 26, 2009 shareholders approved a one-time increase in the grants to re-elected directors to 30,000 options.

Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, but since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

On January 1, 2012, 1,047,827 options were outstanding under the Directors Stock Option Plan.

During 2012, the Company granted 166,669 options to Directors at a weighted average exercise price at $3.17 per share. The weighted average fair value of options granted during the year is $1.39. During the year, 37,209 options were exercised at a weighted average exercise price at $3.16 per share. As of December 31, 2012, 696,848 options were vested and unexercised and 1,131,885 were outstanding under the Directors Stock Option Plan.

e.	Options to non-employees:

Issuance date	Options granted for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through
May 2006-2008	33,334	$3.21-$5.73	33,334	May 2013
February 16, 2012	53,000	$3.16	11,594	February 2016

	86,334		44,928

The options vest and become exercisable at a rate of 1/16 of the options every three months. The Company has accounted for this grant under the fair value method of ASC 505-50. The fair value for these options was estimated using a Black-Scholes option-pricing model. Compensation expense for 2010, 2011 and 2012 amounted to $31, $0 and $11, respectively.

As of December 31, 2012, the Company had approximately $40 of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a period of up to four years.

g.	Total stock-based compensation expenses recognized in 2010, 2011 and 2012:

The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$38	$24	$51
Research and development	316	294	229
Selling and marketing	373	355	195
General and administrative	769	540	812

	$1,496	$1,213	$1,287

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE 8:	INCOME TAXES
	a.	Corporate tax structure:

The Israeli corporate tax rate was 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

	b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxation), 1969:

The Company may currently qualify as an "industrial company" within the definition of the Law for the Encouragement of Industry (Taxation), as such, it may be eligible for certain tax benefits, including, inter alia, special depreciation rates for machinery, equipment and buildings, amortization of patents, certain other intangible property rights and deduction of share issuance expenses.

	c.	Net operating loss carryforwards:

As of December 31, 2012, the Company's net operating loss carryforwards for tax purposes amounted to approximately $70,008 (including capital loss carryforward of $15,659) which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2012, for federal income tax purposes, the U.S. subsidiary had net operating loss carry-forwards of approximately $91,755 (including capital loss carryforwards $1,700). These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2012 through 2025.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that some of the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

d.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2011 and 2012, the Company's deferred taxes were in respect of the following:

	December 31,
	2011	2012

Deferred tax assets:
Net operating loss carry-forwards	$50,234	$48,709
Capital loss carry-forwards	4,487	4,578
Reserves and allowances	192	183
Deferred revenues	244	188
Intangibles, Property and Equipment	116	76
Research and development costs	672	878

Deferred tax assets before valuation allowance	55,945	54,612
Valuation allowance	(51,060)	(49,025)

Deferred tax asset	$4,885	$5,587

Domestic:
Current deferred tax asset, net	$1,572	$1,569
Non-current deferred tax asset, net	2,485	2,352

	4,057	3,921
Foreign:
Current deferred tax asset, net	424	670
Non-current deferred tax asset, net	404	996

	828	1,666

	$4,885	$5,587

Deferred tax liabilities:
Acquired intangibles	-	(3,187)

Deferred tax liabilities	$-	$(3,187)

e.

For the year ended December 31, 2010, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of the benefits from accumulated net operating loss carry forward due to the uncertainty of the realization of such tax benefits, as well as utilization of deferred tax asset of approximately $500 during 2010, offset by a recognition of a deferred tax asset of approximately $1,600 in respect of net operating loss carry-forwards and temporary differences that are more likely than not to be realized in the foreseeable future.

For the year ended December 31, 2011, the main reconciling items between the Company's statutory tax rate and the effective tax rate relates to changes in valuation allowance due to utilization of net operating loss carry forwards, recognition of net operating loss carry forward due to certainty of future realization of taxable income, and an increase in the Israeli tax rate (which resulted in an increase in the deferred tax asset), offset by increase in the exchange rate of the US dollars compared to the New Israeli Shekel.

For the year ended December 31, 2012, the main reconciling items between the Company's statutory tax rate and the effective tax rate relates to changes in valuation allowance due to utilization of net operating loss carry forwards, in the amount of $215 and a decrease in valuation allowance related to net operating losses expected to be realized in the forseeable future, in the amount of $840.

f.	Income before tax benefit consists of the following:

	Year ended December 31,
	2010	2011	2012

Domestic	$3,124	$3,114	$1,430
Foreign	181	167	(570)

	$3,305	$3,281	$860

The Company is required to calculate and account for income taxes in each jurisdiction in which the Company or its subsidiary operate. Significant judgment is required in determining its worldwide provision for income taxes and recording the related assets and liabilities.

	Year ended December 31,
	2010	2011	2012

Current taxes:
Foreign	$(2)	$(2)	$124
Domestic	-	70	57

	$(2)	$68	$181

Deferred taxes:
Foreign	$(270)	$(357)	$(942)
Domestic	(826)	(1,028)	136

	$(1096)	$(1,385)	$(806)

	$(1,098)	$(1,317)	$(625)

h.	Tax assessments:

The Company has final tax assessments in Israel through 2006.

Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Geographic Information
NOTE 9:	GEOGRAPHIC INFORMATION

The Company conducts its business on the basis of one reportable segment. The Company has adopted ASC 280, "Segment Reporting".

	a.	Revenues from external customers:

	Year ended December 31,
	2010	2011	2012

Israel	$2,047	$2,044	$2,541
North America	9,184	12,655	11,847
Europe	4,454	4,869	5,737
Asia	1,976	3,036	3,484
Other	500	412	301

	$18,161	$23,016	$23,910

For the years ended December 31, 2010, 2011 and 2012, there are no major customers.

b.	The Company's net amount of long-lived assets is as follows:

	December 31
	2011	2012

Israel	$246	$11,807
United States	4,144	3,807
Germany	-	462
Iceland	-	100

	$4,390	$16,176

Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2012
Financial Income (Expenses), Net [Abstract]
Financial Income (Expenses), Net
NOTE 10:	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2010	2011	2012

Income:
Interest on cash and cash equivalents and short term deposit	$20	$177	$144

Expenses:
Foreign currency exchange differences and other	(75)	(204)	(64)

	$(55)	$(27)	$80

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 11:   SUBSEQUENT EVENTS

At about the time of the filing of this Annual Report, we were in the process of securing two credit lines from two Israeli banks in the total sum of up to $5,000.  During 2012, we made significant investments (from our cash reserves) in the above described acquisitions of eleven and Frisk. In relation to these credit lines, the Company has agreed to grant security interests generally over all Company assets, and to refrain from encumbering its assets in favor of any other third parties.  The Company anticipates that it will draw on these credit lines in the near future.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use of Estimates

a. Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements In U.S. Dollars

b. Financial statements in U. S. dollars:

The currency of the primary economic environment in which the operations of Commtouch and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Commtouch and certain subsidiaries.

Commtouch and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles Of Consolidation

c. Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Cash Equivalents	d. Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.
Restricted Cash

e. Restricted cash:

The Company maintains certain cash amounts restricted as to withdrawal or use. On December 31, 2012, the Company maintained a balance of $122 that represents security deposits with respect to leases, restricted due to the lease agreement and security deposits for credit lines from banks. Restricted cash is presented within the prepaid expenses and other accounts receivable balance.

Investment In Affiliates

f. Investment in affiliates:

The Company's investments in affiliated companies comprises of investments in which the Company owns less than 20% and in which the Company cannot exercise significant influence over the affiliates' operating and financial policies are stated at cost.

The Company's investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable. As of December 31, 2012 and 2011, the Company's investments are accounted for on a cost basis and no impairment losses have been identified.

Property And Equipment

g. Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7- 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

Impairment of long-lived assets:

The Company and its subsidiaries long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded in 2010 through 2012.

Goodwill

h. Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions made in 2010 and in 2012. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test at December 31, of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value determined using market capitalization. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

Intangible Assets

i. Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 8 to 15 years. Acquired customer contracts and relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer contracts and relationships arrangements as compared to the straight-line method. Technology & IP and Trademark are amortized over their estimated useful lives on a straight-line basis.

The IP R&D will be amortized to cost of goods sold when the acquired technology development will be completed.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

During 2012 and 2010, no impairment losses have been identified. In 2011, impairment losses of $502 were recorded in respect of covenants not to compete.

Fair Value Measurements

j. Fair value measurements:

Concurrently with the adoption of ASC 820, the Company adopted ASC Topic 825, "Financial Instruments," ("ASC 825") which permits entities to elect, at specified election dates, to measure eligible financial instruments at fair value. As of December 31, 2011 and 2012, the Company did not elect the fair value option under ASC 825 for any financial assets and liabilities that were not previously measured at fair value.

The carrying amounts of cash and cash equivalents, trade receivables, prepaid expenses, other accounts receivable and accounts payable, approximate their fair values due to the short-term maturities of financial instruments.

Revenue Recognition

k. Revenue recognition:

The Company derives its revenues from the delivery of services of real-time Inbound Anti-Spam, Outbound Spam Protection for service providers, Zero-Hour Virus Outbreak Detection, GlobalView Mail Reputation, Command Antivirus, GlobalView URL Filtering and recently from Email Security SaaS (which is comprised of inbound and outbound anti-spam, plus antivirus) and Email Security On-Premise.

Revenue is recognized when there is a persuasive evidence of an arrangement, the service has been rendered, the collection of the fee is probably and the amount of fees to be paid by the customer is fixed or determinable.

Revenues from such services are recognized ratably over the contractual service term, which generally includes a term period of one to three years.

Deferred revenues include unearned amounts received from customers, but not yet recognized as revenues.

Research And Development Costs

l. Research and development costs:

Research and development costs are charged to statements of income as incurred.

ASC 985-20, "Costs of Software to be Sold, Leased or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs have been expensed.

Government Grants

m. Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. Research and development grants from the Government of Israel amounted to $ 257, $ 131 and $ 774 in 2012, 2011 and 2010, respectively. See Note 5a.

Concentrations Of Credit Risk

n. Concentrations of credit risk:

The Company and its subsidiaries have no significant off-balance-sheet concentration of credit risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade receivables and cash and cash equivalents. The majority of the Company's cash and cash equivalents are invested in dollars and are deposited in major banks in the United States, Germany, Iceland and Israel. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The trade receivables of the Company are derived from transactions with companies located primarily in North America, Europe, Israel and Asia. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiaries have determined to be doubtful of collection. The provision for doubtful accounts amounted to $32 and $ 462 at December 31, 2011 and 2012 respectively. Bad debt expense for each of the years ended December 31, 2010, 2011 and 2012 was $ 77, $ 7 and $ 456, respectively.

Accounting For Stock-Based Compensation

o. Accounting for stock-based compensation:

ASC 718 - "Compensation-stock Compensation"- ("ASC 718") requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expense for the value of its awards on a straight line basis over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718, and ASC 505-50, "Equity Based Payments to Non Employees" ("ASC 505-50"), with respect to options issued to non-employees.

The fair value for options granted in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

		Year ended
		December 31,
Employee stock options	2010	2011	2012

Volatility	71%-73%	68%-70%	38%-51%
Risk-free interest rate	1.1%-1.6%	0.6%-2.1%	0.5%-0.9%
Dividend yield	0%	0%	0%
Expected term (years)	3.7-4.6	3.6-4.8	3.8-4.9

Basic And Diluted Net Earnings Per Share

p. Basic and diluted net earnings per share:

Basic and diluted net earnings per share are presented in accordance with ASC 260, "Earnings per Share", for all periods presented.

Basic net earnings per share have been computed using the weighted-average number of Ordinary shares outstanding during the year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus the weighted average number of dilutive potential Ordinary shares considered outstanding during the year.

In 2010, 2011 and 2012, the difference between the denominator of basic and diluted net earnings per share is due to the effect of dilutive securities for stock options and warrants. In 2010, 2011 and 2012 1,211,247, 1,034,288 and 530,172, respectively, weighted average number of shares related to options and warrants outstanding were excluded from calculation of the diluted earnings per share since they would have an anti-dilutive effect.

Severance Pay

q. Severance pay:

The Company's liability for severance pay in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided by monthly deposits with severance pay funds and insurance policies, and by an accrual. The value of those funds and policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Severance expense (income) for the years ended December 31, 2010, 2011 and 2012 was approximately $ (10), $ 66 and $ (2), respectively.

Treasury Shares

r. Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as Treasury shares. The Company presents the cost to repurchase Treasury shares as a reduction in shareholders' equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon issuance of shares upon acquisitions. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Income Taxes

s. Income taxes:

The Company accounts for income taxes in accordance with ASC740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. No liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Comprehensive Income

t. Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses from functional currency translation adjustments on behalf of subsidiaries whose functional currency has been determined to be their local currency.

Recently Issued Accounting Pronouncements

u. Recently issued accounting pronouncements:

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company's consolidated results of operations or financial condition.

General (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule Of Pro Forma Results Of Operations

	Year ended December 31,
	2011	2012
	Unaudited	Unaudited
Revenues	$31,748	$31,203

Net income	$4,102	$1,048

Basic net earnings per share	$0.17	$0.04

Diluted net earnings per share	$0.16	$0.04

Frisk Software, Inc. [Member]
Business Acquisition [Line Items]
Purchase Price Allocation

Cash	$202
Trade receivables	36
Other receivables and prepaid expenses	287
Property and equipment	64
Other intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340
Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Schedule of Components Of Intangible Assets With Annual Rates Of Amortization

	Fair value	%

Trademark	$984	10
Intellectual Property	1,266	6.7

Total intangible assets	$2,250

Eleven GMBH [Member]
Business Acquisition [Line Items]
Purchase Price Allocation

Cash	$3,297
Trade receivables	846
Other receivables and prepaid expenses	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

Schedule of Components Of Intangible Assets With Annual Rates Of Amortization

	Fair value	%

Trademark	671	10
Customer relations	3,037	Accelerated method
Technology	4,611	10
In Process R&D *	781	(*)

Total intangible assets	$9,100

(*)	The In Process R&D will be amortized when the development will be completed.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Depreciable Life

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7- 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

Schedule Of Fair Value Assumptions

		Year ended
		December 31,
Employee stock options	2010	2011	2012

Volatility	71%-73%	68%-70%	38%-51%
Risk-free interest rate	1.1%-1.6%	0.6%-2.1%	0.5%-0.9%
Dividend yield	0%	0%	0%
Expected term (years)	3.7-4.6	3.6-4.8	3.8-4.9

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment

	December 31
	2011	2012

Cost:
Computers and peripheral equipment	$4,717	$5,848
Office furniture and equipment	640	848
Motor vehicles	45	10
Leasehold improvements	1,195	1,225

	6,597	7,931

Less accumulated depreciation	(5,712)	(6,323)

Property and Equipment, net	$885	$1,608

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Intangible Assets, Net

	December 31,
	2011	2012
Original amounts:
Customer contracts and relationships	$2,476	$5,614
Technology	1,546	7,576
Covenants not-to-compete	646	-
Trademarks	-	1,677
In Process R&D	-	807

	4,668	15,674
Accumulated amortization:
Customer contracts and relationships	260	542
Technology	257	531
Covenants not-to-compete	(*)646	-
Trademarks	-	33
In Process R&D	-	-

	1,163	1,106

Other intangible assets, net	$3,505	$14,568

(*)	Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Changes In Carrying Amount Of Goodwill

	Year ended December 31,
	2011	2012
Balance at the beginning of the year	$3,792	$3,792

Acquisitions	-	18,232
Functional currency translation adjustments	-	494

Balance at the year end	$3,792	$22,518

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Annual Minimum Future Lease Payments

2013	$1,033
2014	952
2015	835
2016	461
2017	330
2018	110

$3,721

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Employee Share Option Activity

	Number of options	Weighted average exercise price	Aggregate intrinsic value
	2012	2012	2012

Outstanding at the beginning of the year	4,032,681	$3.06	$2,554
Granted	1,716,552	2.65
Exercised	(738,995)	1.05
Expired and forfeited	(1,018,770)	3.92

Outstanding at the end of the year	3,991,468	$3.03	$1,525

Options vested and expected to vest at the end of the year	3,800,579	$3.03	$1,462

Exercisable options at the end of the year	1,401,584	$3.28	$727

Weighted average fair value of options granted during the year		$2.88

Schedule Of Options Outstanding

Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average price per share	Options exercisable	Weighted average exercise price per share of exercisable options

$0.93-$1.89	283,784	1.93	$1.33	283,784	$1.33
$1.93-$2.44	778,219	5.22	2.35	148,125	1.98
$2.46-$2.92	956,500	4.74	2.64	162,500	2.74
$3.12-$3.14	36,948	4.38	3.17	29,325	3.17
$3.16-$3.18	248,000	5.13	3.16	-	-
$3.21-$3.28	555,000	4.81	3.21	161,858	3.21
$3.41-$3.69	583,000	4.72	3.44	173,517	3.46
$3.75-$4.35	319,337	3.2	3.9	211,795	3.91
$4.69-$6.6	230,680	0.87	6.25	230,680	6.25

	3,991,468	4.31	$3.03	1,401,584	$3.28

Schedule Of Options To Non-Employees

Issuance date	Options granted for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through
May 2006-2008	33,334	$3.21-$5.73	33,334	May 2013
February 16, 2012	53,000	$3.16	11,594	February 2016

	86,334		44,928

Schedule of Stock-Based Compensation

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$38	$24	$51
Research and development	316	294	229
Selling and marketing	373	355	195
General and administrative	769	540	812

	$1,496	$1,213	$1,287

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Deferred Income Taxes

	December 31,
	2011	2012

Deferred tax assets:
Net operating loss carry-forwards	$50,234	$48,709
Capital loss carry-forwards	4,487	4,578
Reserves and allowances	192	183
Deferred revenues	244	188
Intangibles, Property and Equipment	116	76
Research and development costs	672	878

Deferred tax assets before valuation allowance	55,945	54,612
Valuation allowance	(51,060)	(49,025)

Deferred tax asset	$4,885	$5,587

Domestic:
Current deferred tax asset, net	$1,572	$1,569
Non-current deferred tax asset, net	2,485	2,352

	4,057	3,921
Foreign:
Current deferred tax asset, net	424	670
Non-current deferred tax asset, net	404	996

	828	1,666

	$4,885	$5,587

Deferred tax liabilities:
Acquired intangibles	-	(3,187)

Deferred tax liabilities	$-	$(3,187)

Schedule Of Income Tax Benefit

	Year ended December 31,
	2010	2011	2012

Domestic	$3,124	$3,114	$1,430
Foreign	181	167	(570)

	$3,305	$3,281	$860

Schedule Of Tax Expense (Benefit)

	Year ended December 31,
	2010	2011	2012

Current taxes:
Foreign	$(2)	$(2)	$124
Domestic	-	70	57

	$(2)	$68	$181

Deferred taxes:
Foreign	$(270)	$(357)	$(942)
Domestic	(826)	(1,028)	136

	$(1096)	$(1,385)	$(806)

	$(1,098)	$(1,317)	$(625)

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Schedule Of Revenues And Long-Lived Assets From External Customers

	Year ended December 31,
	2010	2011	2012

Israel	$2,047	$2,044	$2,541
North America	9,184	12,655	11,847
Europe	4,454	4,869	5,737
Asia	1,976	3,036	3,484
Other	500	412	301

	$18,161	$23,016	$23,910

For the years ended December 31, 2010, 2011 and 2012, there are no major customers.

b.	The Company's net amount of long-lived assets is as follows:

	December 31
	2011	2012

Israel	$246	$11,807
United States	4,144	3,807
Germany	-	462
Iceland	-	100

	$4,390	$16,176

Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Income (Expenses), Net [Abstract]
Schedule Of Financial Income (Expenses), Net

	Year ended December 31,
	2010	2011	2012

Income:
Interest on cash and cash equivalents and short term deposit	$20	$177	$144

Expenses:
Foreign currency exchange differences and other	(75)	(204)	(64)

	$(55)	$(27)	$80

General (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 segment	Oct. 01, 2012 Frisk Software, Inc. [Member]	Oct. 01, 2012 Frisk Software, Inc. [Member] Ordinary Shares [Member]	Nov. 16, 2012 Eleven GMBH [Member]	Nov. 16, 2012 Eleven GMBH [Member] Ordinary Shares [Member]	Dec. 31, 2012 SafeCentral Inc. [Member]	Dec. 31, 2010 SafeCentral Inc. [Member]
General [Line Items]
Number of reportable segments	1
Fair value of purchase consideration		$ 4,915		$ 22,293			$ 7,431
Cash paid		2,200		11,543
Equity instruments paid		1,678			1,832
Number of shares authorized			750,000		806,750
Contingent cash consideration payable		1,037		8,918
Annual rates of amortization		8.00%		10.00%
Intangibles		2,250		9,100			4,663
Goodwill		3,501		14,732			3,792
Additional amount paid	$ 3,400					$ 3,400

General (Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2012 Frisk Software, Inc. [Member]	Nov. 16, 2012 Eleven GMBH [Member]
Business Acquisition [Line Items]
Cash	$ 202	$ 3,297
Trade receivables	36	846
Other receivables and prepaid expenses	287	252
Property and equipment	64	449
Other intangible assets	2,250	9,100
Goodwill	3,501	14,732
Total assets acquired	6,340	28,676
Trade payables	(571)	(128)
Employees and payroll accruals		(194)
Accrued expenses and other liabilities		(2,313)
Deferred revenues	(565)	(844)
Long-term deferred tax liabilities	(289)	(2,904)
Total liabilities assumed	(1,425)	(6,383)
Net assets acquired	$ 4,915	$ 22,293

General (Schedule of Components Of Intangible Assets With Annual Rates Of Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2012 Frisk Software, Inc. [Member]	Oct. 01, 2012 Frisk Software, Inc. [Member] Trademarks [Member]	Oct. 01, 2012 Frisk Software, Inc. [Member] Intellectual Property [Member]	Nov. 16, 2012 Eleven GMBH [Member]	Nov. 16, 2012 Eleven GMBH [Member] Trademarks [Member]	Nov. 16, 2012 Eleven GMBH [Member] Customer Relations [Member]	Nov. 16, 2012 Eleven GMBH [Member] Technology [Member]	Nov. 16, 2012 Eleven GMBH [Member] In Process R&D [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,250	$ 984	$ 1,266	$ 9,100	$ 671	$ 3,037	$ 4,611	$ 781
Annual rates of amortization	8.00%	10.00%	6.70%	10.00%	10.00%		10.00%		[1]

[1]	The In Process R&D will be amortized when the development will be completed.

General (Schedule Of Pro Forma Results Of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Revenues	$ 31,203	$ 31,748
Net income	$ 1,048	$ 4,102
Basic net earnings per share	$ 0.04	$ 0.17
Diluted net earnings per share	$ 0.04	$ 0.16

Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Cost method investment, impairment losses	$ 0	$ 0
Restricted cash	122
Long-lived assets, impairment losses	0	0	0
Number of operating segments	1
Goodwill impairment	0	0	0
Intangible assets, impairment loss	0		0
Research and development grants	774	131	257
Allowance for doubtful accounts	462	32
Bad debt expense	456	7	77
Antidilutive shares excluded from computation of earnings per share	530,172	1,034,288	1,211,247
Severance expense (income)	(2)	66	(10)
Liability for unrecognized tax benefits	0	0
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Revenue recognition, service term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Revenue recognition, service term	3 years
Covenants Not-To-Compete [Member]
Significant Accounting Policies [Line Items]
Write-off of covenants not-to-compete		$ 502

Significant Accounting Policies (Schedule Of Depreciable Life) (Details)	12 Months Ended
Dec. 31, 2012
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.33%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%

Significant Accounting Policies (Schedule Of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	38.00%	68.00%	71.00%
Volatility, maximum	51.00%	70.00%	73.00%
Risk-free interest rate, minimum	0.50%	0.60%	1.10%
Risk-free interest rate, maximum	0.90%	2.10%	1.60%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 9 months 18 days	3 years 7 months 6 days	3 years 8 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 24 days	4 years 9 months 18 days	4 years 7 months 6 days

Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 7,931	$ 6,597
Less accumulated depreciation	(6,323)	(5,712)
Property and Equipment, net	1,608	885
Depreciation	560	545	520
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	5,848	4,717
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	848	640
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	10	45
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 1,225	$ 1,195

Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost	$ 15,674	$ 4,668
Accumulated amortization	1,106	1,163
Other Intangible assets, net	14,568	3,505
Amortization of intangible assets	589	503		158
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,614	2,476
Accumulated amortization	542	260
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,576	1,546
Accumulated amortization	531	257
Covenants Not-To-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		646
Accumulated amortization		646	[1]
Write-off of covenants not-to-compete		502
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,677
Accumulated amortization	33
In Process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 807

[1]	Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Goodwill And Intangible Assets, Net [Abstract]
Balance at the beginning of the year	$ 3,792	$ 3,792
Acquisitions	18,232
Functional currency translation adjustments	494
Balance at the year end	$ 22,518	$ 3,792

Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Participation payments	$ 1,354
Royalty payment rate	3.00%
Percent of grants received paid for by royalties	100.00%
Total commitment for royalties payable	1,210
Cost of revenues	4,350	4,091	2,918
Facilities rent expense	531	410	352
Gain contingency on breach of contract	7,000
Royalties Due to OCS [Member]
Cost of revenues	$ 58	$ 61	$ 17

Commitments And Contingencies (Schedule Of Annual Minimum Future Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 1,033
2014	952
2015	835
2016	461
2017	330
2018	110
Total operating leases	$ 3,721

Shareholders' Equity (Employee Stock Options Narrative) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	81 Months Ended	87 Months Ended
	Dec. 31, 2012	Sep. 30, 2005	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration		10 years
Expected term			6 years
Vesting period	4 years
Unrecognized compensation cost, recognition period	4 years 3 months
Unrecognized estimated compensation cost related to non-vested stock options granted	$ 3,174		$ 3,174
Amended And Restated Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for grant	1,544,033		1,544,033

Shareholders' Equity (Directors Stock Options Narrative) (Details) (USD $)	12 Months Ended		87 Months Ended		0 Months Ended	12 Months Ended		76 Months Ended	80 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Oct. 26, 2009 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 2012 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 2003 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 2011 Stock Options [Member] Directors Stock Option Plan [Member]	Aug. 31, 2005 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 1999 Stock Options [Member] Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Original allotment of shares										1,263,333
Exercisable rate	6.25%
Period options are exercisable at a rate of 1/16	3 months
Expected term			6 years					6 years	10 years
Additional shares granted					30,000		50,000
Additional shares granted for directors re-elected							16,667
Options outstanding		3,991,468	3,991,468	4,032,681		1,131,885		1,047,827
Exercisable rate						6.25%
Exercisable period						3 months
Options granted		1,716,552				166,669
Weighted average exercise price of options outstanding		$ 3.03	$ 3.03	$ 3.06		$ 3.17
Weighted average exercise price of exercisable options		$ 2.88				$ 1.39
Options exercised		738,995				37,209
Weighted average exercise price of options exercised		$ 3.28	$ 3.28			$ 3.16
Options vested and unexercised		3,800,579	3,800,579			696,848

Shareholders' Equity (Options To Non-Employees Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Compensation expense	$ 11	$ 0	$ 31
Unrecognized compensation expense related to non-vested stock options for nonemployees	$ 40
Period of recognition for unrecognized compensation expense related to non-vested stock options for nonemployees	4 years

Shareholders' Equity (Summary Of Employee Share Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at the beginning of the year	4,032,681
Number of Options, Granted	1,716,552
Number of Options, Exercised	(738,995)
Number of Options, Expired and forfeited	(1,018,770)
Number of Options, Outstanding at the end of the year	3,991,468
Number of Options, Options vested and expected to vest at the end of the year	3,800,579
Number of Options, Exercisable options at the end of the year	1,401,584
Weighted Average Exercise Price, Outstanding at the beginning of the year	$ 3.06
Weighted Average Exercise Price, Granted	$ 2.65
Weighted Average Exercise price, Exercised	$ 1.05
Weighted Average Exercise Price, Expired and forfeited	$ 3.92
Weighted Average Exercise Price, Outstanding at the end of the year	$ 3.03
Weighted Average Exercise Price, Options vested and expected to vest at the end of the year	$ 3.03
Weighted Average Exercise Price, Exercisable options at end of the year	$ 3.28
Weighted Average Exercise Price, Weighted average fair value of options granted during the year	$ 2.88
Aggregate Intrinsic Value, Outstanding at the beginning of the year	$ 2,554
Aggregate Intrinsic Value, Outstanding at the end of the year	1,525
Aggregate Intrinsic Value, Options vested and expected to vest at the end of the year	1,462
Aggregate Intrinsic Value, Exercisable options at the end of the year	$ 727

Shareholders' Equity (Schedule Of Options Outstanding) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,991,468
Weighted average remaining contractual life	4 years 3 months 22 days
Weighted average price per share	$ 3.03
Options exercisable	1,401,584
Weighted average exercise price per share of exercisable options	$ 3.28
$0.93-$1.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 0.93
Exercise price per share, upper limit	$ 1.89
Options Outstanding	283,784
Weighted average remaining contractual life	1 year 11 months 5 days
Weighted average price per share	$ 1.33
Options exercisable	283,784
Weighted average exercise price per share of exercisable options	$ 1.33
$1.93-$2.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 1.93
Exercise price per share, upper limit	$ 2.44
Options Outstanding	778,219
Weighted average remaining contractual life	5 years 2 months 19 days
Weighted average price per share	$ 2.35
Options exercisable	148,125
Weighted average exercise price per share of exercisable options	$ 1.98
$2.46-$2.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 2.46
Exercise price per share, upper limit	$ 2.92
Options Outstanding	956,500
Weighted average remaining contractual life	4 years 8 months 27 days
Weighted average price per share	$ 2.64
Options exercisable	162,500
Weighted average exercise price per share of exercisable options	$ 2.74
$3.12-$3.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.12
Exercise price per share, upper limit	$ 3.14
Options Outstanding	36,948
Weighted average remaining contractual life	4 years 4 months 17 days
Weighted average price per share	$ 3.17
Options exercisable	29,325
Weighted average exercise price per share of exercisable options	$ 3.17
$3.16-$3.18 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.16
Exercise price per share, upper limit	$ 3.18
Options Outstanding	248,000
Weighted average remaining contractual life	5 years 1 month 17 days
Weighted average price per share	$ 3.16
$3.21-$3.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.21
Exercise price per share, upper limit	$ 3.28
Options Outstanding	555,000
Weighted average remaining contractual life	4 years 9 months 22 days
Weighted average price per share	$ 3.21
Options exercisable	161,858
Weighted average exercise price per share of exercisable options	$ 3.21
$3.41-$3.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.41
Exercise price per share, upper limit	$ 3.69
Options Outstanding	583,000
Weighted average remaining contractual life	4 years 8 months 19 days
Weighted average price per share	$ 3.44
Options exercisable	173,517
Weighted average exercise price per share of exercisable options	$ 3.46
$3.75-$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.75
Exercise price per share, upper limit	$ 4.35
Options Outstanding	319,337
Weighted average remaining contractual life	3 years 2 months 12 days
Weighted average price per share	$ 3.9
Options exercisable	211,795
Weighted average exercise price per share of exercisable options	$ 3.91
$4.69-$6.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 4.69
Exercise price per share, upper limit	$ 6.6
Options Outstanding	230,680
Weighted average remaining contractual life	10 months 13 days
Weighted average price per share	$ 6.25
Options exercisable	230,680
Weighted average exercise price per share of exercisable options	$ 6.25

Shareholders' Equity (Schedule Of Options To Non-Employees) (Details) (USD $)	0 Months Ended	12 Months Ended	32 Months Ended
	Feb. 16, 2012	Dec. 31, 2012	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted for Ordinary Shares	53,000	86,334	33,334
Exercise price per share	$ 3.16
Options exercisable	11,594	44,928	33,334
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share			3.21
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share			5.73

Shareholders' Equity (Schedule Of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,287	$ 1,213	$ 1,496
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	51	24	38
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	229	294	316
Selling and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	195	355	373
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 812	$ 540	$ 769

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Tax rate	25.00%	24.00%	25.00%
Operating loss carryforwards	$ 70,008
Capital loss carryforwards	15,659
Federal [Member]
Valuation Allowance [Line Items]
Operating loss carryforwards	91,755
Capital loss carryforwards	1,700
Non-Recognition Of Accumulated Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance			(500)
Net Operating Loss Carryforwards And Temporary Differences That Are More Likely Than Not To Be Realized In The Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance			1,600
Utilization Of Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	215
Net Operating Loss Carryforwards Expected To Be Realized In The Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	$ (840)

Income Taxes (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets [Line Items]
Net operating loss carry-forwards	$ 48,709	$ 50,234
Capital loss carry-forwards	4,578	4,487
Reserves and allowances	183	192
Deferred revenues	188	244
Intangibles, Property and Equipment	76	116
Research and development costs	878	672
Deferred tax assets before valuation allowance	54,612	55,945
Valuation allowance	(49,025)	(51,060)
Deferred tax asset	5,587	4,885
Current deferred tax asset, net	2,239	1,996
Non-current deferred tax asset, net	3,348	2,889
Acquired intangibles	(3,187)
Deferred tax liabilities	(3,187)
Domestic [Member]
Deferred Tax Assets [Line Items]
Deferred tax asset	3,921	4,057
Current deferred tax asset, net	1,569	1,572
Non-current deferred tax asset, net	2,352	2,485
Foreign [Member]
Deferred Tax Assets [Line Items]
Deferred tax asset	1,666	828
Current deferred tax asset, net	670	424
Non-current deferred tax asset, net	$ 996	$ 404

Income Taxes (Schedule Of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Domestic	$ 1,430	$ 3,114	$ 3,124
Foreign	(570)	167	181
Income before taxes	$ 860	$ 3,281	$ 3,305

Income Taxes (Schedule Of Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current taxes, Foreign	$ 124	$ (2)	$ (2)
Current taxes, Domestic	57	70
Total current income taxes	181	68	(2)
Deferred taxes, Foreign	(942)	(357)	(270)
Deferred taxes, Domestic	136	(1,028)	(826)
Total deferred income taxes	(806)	(1,385)	(1,096)
Total income tax benefit	$ (625)	$ (1,317)	$ (1,098)

Geographic Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 item segment	Dec. 31, 2011 item	Dec. 31, 2010 item
Geographic Information [Abstract]
Number of reportable segments	1
Number of major customers	0	0	0

Geographic Information (Schedule Of Revenues And Long-Lived Assets From External Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 23,910	$ 23,016	$ 18,161
Long-lived assets	16,176	4,390
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,541	2,044	2,047
Long-lived assets	11,807	246
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,807	4,144
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,847	12,655	9,184
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,737	4,869	4,454
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,484	3,036	1,976
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	301	412	500
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	462
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 100

Financial Income (Expenses), Net (Financial Income) (Details) (Interest on Cash and Cash Equivalents and Short Term Deposit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest on Cash and Cash Equivalents and Short Term Deposit [Member]
Component of Other Income, Nonoperating [Line Items]
Financial income	$ 144	$ 177	$ 20

Financial Income (Expenses), Net (Financial Expense) (Details) (Foreign Currency Exchange Differences and Other [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Exchange Differences and Other [Member]
Component of Other Expense, Nonoperating [Line Items]
Financial expense	$ (64)	$ (204)	$ (75)

Financial Income (Expenses), Net (Financial Income (Expense), Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income (Expenses), Net [Abstract]
Financial income (expenses), net	$ 80	$ (27)	$ (55)

Subsequent Events (Details) (Subsequent Event [Member], Domestic Line of Credit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Subsequent Event [Member] | Domestic Line of Credit [Member]
Subsequent Event [Line Items]
Credit lines	$ 5,000